Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment, Net [Abstract]
Impairment		$ 272,350
Gain on disposal of property and equipment	152,517	(4,982)
Depreciation expenses	$ 796,369	$ 831,820	$ 701,461